UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/03
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            02/12/04
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                       101

Form 13f Information Table Value Total:                17,451,907
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp                 COM              017175100    13161    59150 SH       SOLE                    51692              7458
                                                             43053   193495 SH       DEFINED 01             193495
Allied Waste Industries, Inc.  COM              019589308     5136   370000 SH       SOLE                   370000
Alltel Corp                    COM              020039103    25894   555900 SH       SOLE                   555900
Aon Corp                       COM              037389103   695036 29032400 SH       SOLE                 21772400           7260000
                                                            350170 14627000 SH       DEFINED 01           14627000
                                                               934    39000 SH       OTHER                   39000
Automatic Data Processing      COM              053015103     7130   180000 SH       SOLE                   180000
                                                            189403  4781700 SH       DEFINED 01            4781700
                                                               198     5000 SH       OTHER                    5000
Brascan Corporation            COM              10549P606     3054   100000 SH       SOLE                   100000
Brookfield Properties Corp     COM              112900105     2554    89000 SH       SOLE                    53000             36000
Checkpoint Systems, Inc.       COM              162825103    53850  2847700 SH       SOLE                  2152900            694800
Comcast Corp Cl A              COM              20030N101   129555  3941445 SH       SOLE                  2761597           1179848
                                                             54860  1668996 SH       DEFINED 01            1668996
                                                                43     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   413550 13220917 SH       SOLE                 10887417           2333500
                                                            312112  9978000 SH       DEFINED 01            9978000
                                                               829    26500 SH       OTHER                   26500
Deltic Timber Corp             COM              247850100     2432    80000 SH       SOLE                                      80000
                                                             45287  1489700 SH       DEFINED 01            1489700
Diageo Plc - ADR               COM              25243Q205    29041   549400 SH       SOLE                   502400             47000
FedEx Corp.                    COM              31428X106   430438  6376861 SH       SOLE                  4937261           1439600
                                                            379012  5615000 SH       DEFINED 01            5615000
                                                              1611    23866 SH       OTHER                   23866
First Tenn Natl                COM              337162101     1058    24000 SH       SOLE                    24000
Forest City Enterprises, Inc.  COM              345550107    92925  1955900 SH       SOLE                   841500           1114400
                                                            107927  2271675 SH       DEFINED 01            2271675
General Motors                 COM              370442105   647793 12130960 SH       SOLE                  9580660           2550300
                                                            267000  5000000 SH       DEFINED 01            5000000
                                                               783    14666 SH       OTHER                   14666
Genlyte Group, Inc.            COM              372302109   102115  1749149 SH       DEFINED 01            1749149
Hilton Hotels Corp             COM              432848109   568171 33168176 SH       SOLE                 26037024           7131152
                                                            414278 24184353 SH       DEFINED 01           24184353
                                                               954    55666 SH       OTHER                   55666
Hollinger International, Inc.  COM              435569108    83187  5325700 SH       SOLE                  3346200           1979500
                                                            180395 11549000 SH       DEFINED 01           11549000
Hughes Electronics Corp        COM              444418107   619181 37412764 SH       SOLE                 30156206           7256558
                                                            304207 18381099 SH       DEFINED 01           18381099
                                                               985    59543 SH       OTHER                   59543
IHOP Corp.                     COM              449623107     5618   146000 SH       SOLE                    50000             96000
                                                            114597  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    40614  5728300 SH       SOLE                  4237000           1491300
                                                             62676  8840000 SH       DEFINED 01            8840000
Knight Ridder                  COM              499040103   307089  3969100 SH       SOLE                  3123400            845700
                                                            230044  2973300 SH       DEFINED 01            2973300
                                                               836    10800 SH       OTHER                   10800
Koninklijke Philips Electronic COM              500472303   216386  7438500 SH       SOLE                  6304900           1133600
                                                            133670  4595034 SH       DEFINED 01            4595034
                                                                87     3000 SH       OTHER                    3000
Level 3 Communications         COM              52729N100    91565 16064089 SH       SOLE                 12549521           3514568
                                                            640693 112402292SH       DEFINED 01          112402292
Marriott International Class A COM              571903202   414080  8962763 SH       SOLE                  7014263           1948500
                                                            340032  7360000 SH       DEFINED 01            7360000
                                                               970    21000 SH       OTHER                   21000
Millea Holdings, Inc. ADR      COM              60032R106    39429   585000 SH       SOLE                   585000
NCR Corp                       COM              62886E108   226584  5839800 SH       SOLE                  4214000           1625800
                                                            147894  3811700 SH       DEFINED 01            3811700
Neiman Marcus Group Class B    COM              640204301    25775   515500 SH       SOLE                   515500
                                                            116625  2332500 SH       DEFINED 01            2332500
Neiman-Marcus Group            COM              640204202   133177  2481400 SH       SOLE                  2150400            331000
News Corp Ltd ADR              COM              652487703    79828  2211300 SH       SOLE                  1822700            388600
                                                             49998  1385000 SH       DEFINED 01            1385000
Nippon Telegraph and Telephone COM              654624105    28956  1179000 SH       SOLE                   471000            708000
Odyssey Re Holdings Copr       COM              67612W108     6312   279900 SH       SOLE                   253400             26500
PepsiAmericas. Inc.            COM              71343P200    35425  2069200 SH       SOLE                  1849200            220000
                                                             91657  5353800 SH       DEFINED 01            5353800
Pioneer Natural Resources Co.  COM              723787107   277858  8702100 SH       SOLE                  6200200           2501900
                                                            327506 10257000 SH       DEFINED 01           10257000
                                                              1022    32000 SH       OTHER                   32000
Ruddick Corp.                  COM              781258108    60754  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   278307 18504480 SH       SOLE                 13021480           5483000
                                                               100     6666 SH       OTHER                    6666
Shaw Communications, Inc. Clas COM              82028K200   205643 13250200 SH       SOLE                  9012900           4237300
                                                            267199 17216400 SH       DEFINED 01           17216400
Telephone & Data Systems, Inc. COM              879433100   519275  8301757 SH       SOLE                  6030957           2270800
                                                            225086  3598500 SH       DEFINED 01            3598500
                                                               563     9000 SH       OTHER                    9000
Texas Industries               COM              882491103     8517   230200 SH       SOLE                   117600            112600
                                                            106597  2881000 SH       DEFINED 01            2881000
The MONY Group, Inc.           COM              615337102     8095   258700 SH       SOLE                   258700
                                                             65384  2089600 SH       DEFINED 01            2089600
Trizec Properties              COM              89687P107   274630 17833136 SH       SOLE                 13744565           4088571
                                                            253790 16479900 SH       DEFINED 01           16479900
                                                               738    47900 SH       OTHER                   47900
Vivendi Universal ADR          COM              92851s204   801415 33007200 SH       SOLE                 26217500           6789700
                                                            105640  4350900 SH       DEFINED 01            4350900
                                                              1311    54000 SH       OTHER                   54000
Walt Disney Company            COM              254687106   683856 29312300 SH       SOLE                 23805100           5507200
                                                            444343 19046000 SH       DEFINED 01           19046000
                                                              1073    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   698765 23606923 SH       SOLE                 17951423           5655500
                                                            300769 10161100 SH       DEFINED 01           10161100
                                                              1070    36132 SH       OTHER                   36132
Yum! Brands, Inc.              COM              988498101   631347 18353123 SH       SOLE                 14968123           3385000
                                                            423051 12298000 SH       DEFINED 01           12298000
                                                              1170    34000 SH       OTHER                   34000
Brascan Corporation            COM              10549P606   128141  4167900 SH       DEFINED 01            4167900
News Corp Ltd ADR Preferred    PREF             652487802   126579  4184435 SH       SOLE                  3372819            811616
                                                             62190  2055872 SH       DEFINED 01            2055872
                                                               201     6658 SH       OTHER                    6658